DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Depreciation and amortisation expense [abstract]
Depreciation	$ 92,176	$ 108,452
Depreciation of right-of-use assets (note 10)	13,973	14,656
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	11,177	3,676
Amortization of intangible assets, excluding software (note 11)	12,818	14,302
Amortization of software (note 11)	5,258	6,104
Depreciation and amortization included in net earnings	$ 135,402	$ 147,190